Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Scheduled maturities of time deposits
2026	$ 3,072,855
2027	94,969
2028	25,054
2029	8,139
2030	302
Thereafter	1
Total time, certificates of deposit	3,201,320	$ 2,899,543
Time Deposits 250,000 or exceed	1,702,199	$ 1,494,267
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	1,132,341
Due after 3 months and within 6 months	854,833
Due after 6 months and within 12 months	469,068
Due after 12 months	89,429
Total	$ 2,545,671